Pensions - Sensitivity analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) yr
Discount rate [member] | Low range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to decrease in assumption	$ 675
Service cost 2020, decrease	$ 24
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Discount rate [member] | High range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to increase in assumption	$ (596)
Service cost 2020, increase	$ (21)
Percentage of reasonably possible increase in actuarial assumption	0.50%
Expected rate of compensation [member] | Low range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to decrease in assumption	$ (202)
Service cost 2020, decrease	$ (10)
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Expected rate of compensation [member] | High range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to increase in assumption	$ 213
Service cost 2020, increase	$ 11
Percentage of reasonably possible increase in actuarial assumption	0.50%
Expected rate of pension increase [member] | Low range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to decrease in assumption	$ (471)
Service cost 2020, decrease	$ (14)
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Expected rate of pension increase [member] | High range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to increase in assumption	$ 518
Service cost 2020, increase	$ 15
Percentage of reasonably possible increase in actuarial assumption	0.50%
Mortality assumption [member] | Low range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to decrease in assumption	$ (325)
Service cost 2020, decrease	$ (8)
Increase (decrease) in mortality age assumption | yr	(1)
Mortality assumption [member] | High range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to increase in assumption	$ 298
Service cost 2020, increase	$ 7
Increase (decrease) in mortality age assumption | yr	1